Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 10.6%
70,862		Activision Blizzard, Inc.	$ 4,214,872	0.6
722,204		AT&T, Inc.	21,052,247	2.9
6,112	(1)	Charter Communications, Inc.	2,666,727	0.4
236,130		Comcast Corp. – Class A	8,118,149	1.1
2,803	(1)	Electronic Arts, Inc.	280,776	0.0
14,781	(1)	T-Mobile US, Inc.	1,240,126	0.2
409,398		Verizon Communications, Inc.	21,996,955	3.1
172,704		Walt Disney Co.	16,683,206	2.3
			76,253,058	10.6

		Consumer Discretionary: 4.1%
39,152		Carnival Corp.	515,632	0.1
386,600		Ford Motor Co.	1,867,278	0.3
122,692		General Motors Co.	2,549,540	0.4
46,375		Home Depot, Inc.	8,658,676	1.2
17,453		Las Vegas Sands Corp.	741,229	0.1
62,540		McDonald's Corp.	10,340,989	1.4
45,880		Target Corp.	4,265,464	0.6
3,346		Yum! Brands, Inc.	229,301	0.0
			29,168,109	4.1

		Consumer Staples: 12.7%
94,752		Altria Group, Inc.	3,664,060	0.5
120,588		Coca-Cola Co.	5,336,019	0.7
83,129		Colgate-Palmolive Co.	5,516,440	0.8
15,666		Constellation Brands, Inc.	2,245,878	0.3
59,823		General Mills, Inc.	3,156,860	0.4
23,556		Keurig Dr Pepper, Inc.	571,704	0.1
33,755		Kimberly-Clark Corp.	4,316,252	0.6
61,674		Kraft Heinz Co.	1,525,815	0.2
140,573		Mondelez International, Inc.	7,039,896	1.0
22,169		PepsiCo, Inc.	2,662,497	0.4
153,737		Philip Morris International, Inc.	11,216,651	1.5
226,765		Procter & Gamble Co.	24,944,150	3.5
74,503		Walgreens Boots Alliance, Inc.	3,408,512	0.5
137,459		Walmart, Inc.	15,618,092	2.2
			91,222,826	12.7

		Energy: 6.5%
188,585		Chevron Corp.	13,664,869	1.9
107,396		ConocoPhillips	3,307,797	0.5
57,373		EOG Resources, Inc.	2,060,838	0.3
418,752		Exxon Mobil Corp.	15,900,014	2.2
192,890		Kinder Morgan, Inc.	2,685,029	0.4
63,466		Marathon Petroleum Corp.	1,499,067	0.2
88,118	(2)	Occidental Petroleum Corp.	1,020,406	0.1
43,610		Phillips 66	2,339,677	0.3
136,956		Schlumberger Ltd.	1,847,536	0.3
40,531		Valero Energy Corp.	1,838,486	0.3
			46,163,719	6.5

		Financials: 23.2%
71,796		Aflac, Inc.	2,458,295	0.3
31,456		Allstate Corp.	2,885,459	0.4
28,937		American Express Co.	2,477,297	0.3
86,048		American International Group, Inc.	2,086,664	0.3
790,753		Bank of America Corp.	16,787,686	2.3
79,213		Bank of New York Mellon Corp.	2,667,894	0.4
193,508	(1)	Berkshire Hathaway, Inc. – Class B	35,379,068	4.9
11,711		BlackRock, Inc.	5,152,489	0.7
44,926		Capital One Financial Corp.	2,265,169	0.3
45,559		Charles Schwab Corp.	1,531,694	0.2
44,564		Chubb Ltd.	4,977,353	0.7
209,028		Citigroup, Inc.	8,804,259	1.2
35,013		CME Group, Inc.	6,054,098	0.8
31,506		Goldman Sachs Group, Inc.	4,870,512	0.7
32,699		Intercontinental Exchange, Inc.	2,640,444	0.4
308,489		JPMorgan Chase & Co.	27,773,265	3.9
6,088		Marsh & McLennan Cos., Inc.	526,368	0.1
76,894		Metlife, Inc.	2,350,650	0.3
115,089		Morgan Stanley	3,913,026	0.6
42,768		PNC Financial Services Group, Inc.	4,093,753	0.6
38,784		Progressive Corp.	2,863,811	0.4
39,211		Prudential Financial, Inc.	2,044,461	0.3
3,430		TD Ameritrade Holding Corp.	118,884	0.0
21,107		Travelers Cos, Inc.	2,096,980	0.3
132,348		Truist Financial Corp.	4,081,612	0.6
137,753		US Bancorp	4,745,591	0.7
368,513		Wells Fargo & Co.	10,576,323	1.5
			166,223,105	23.2

		Health Care: 18.7%
96,585		Abbott Laboratories	7,621,522	1.1
5,152	(1)	Alexion Pharmaceuticals, Inc.	462,598	0.1
32,434		Allergan plc	5,744,061	0.8
4,666		Amgen, Inc.	945,938	0.1
17,763		Anthem, Inc.	4,032,911	0.6
25,277		Baxter International, Inc.	2,052,240	0.3
24,228		Becton Dickinson & Co.	5,566,868	0.8
11,281	(1)	Biogen, Inc.	3,569,083	0.5
95,529		Bristol-Myers Squibb Co.	5,324,786	0.8
25,149		Cigna Corp.	4,455,900	0.6
128,391		CVS Health Corp.	7,617,438	1.1
57,712		Danaher Corp.	7,987,918	1.1
107,995		Gilead Sciences, Inc.	8,073,706	1.1
10,656		HCA Healthcare, Inc.	957,442	0.1
7,469		Humana, Inc.	2,345,415	0.3
223,104		Johnson & Johnson	29,255,628	4.1
132,751		Medtronic PLC	11,971,485	1.7
13,042		Merck & Co., Inc.	1,003,451	0.1
550,345		Pfizer, Inc.	17,963,261	2.5
6,417	(1)	Regeneron Pharmaceuticals, Inc.	3,133,357	0.4

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
12,581	Thermo Fisher Scientific, Inc.	$ 3,567,972	0.5
		133,652,980	18.7

	Industrials: 8.2%
13,004	3M Co.	1,775,176	0.2
48,876	Caterpillar, Inc.	5,671,571	0.8
46,682	CSX Corp.	2,674,879	0.4
24,904	Deere & Co.	3,440,737	0.5
45,261	Delta Air Lines, Inc.	1,291,296	0.2
40,803	Eaton Corp. PLC	3,169,985	0.4
55,280	Emerson Electric Co.	2,634,092	0.4
23,839	FedEx Corp.	2,890,717	0.4
23,515	General Dynamics Corp.	3,111,270	0.4
855,874	General Electric Co.	6,795,639	0.9
36,418	Honeywell International, Inc.	4,872,364	0.7
75,552	Johnson Controls International plc	2,036,882	0.3
22,079	Norfolk Southern Corp.	3,223,534	0.4
10,511	Raytheon Co.	1,378,518	0.2
8,552	Roper Technologies, Inc.	2,666,599	0.4
18,606	Southwest Airlines Co.	662,560	0.1
83,573	(1) Uber Technologies, Inc.	2,333,358	0.3
80,224	United Technologies Corp.	7,567,530	1.1
9,115	Waste Management, Inc.	843,684	0.1
		59,040,391	8.2

	Information Technology: 6.2%
31,444	Analog Devices, Inc.	2,818,955	0.4
42,309	Applied Materials, Inc.	1,938,598	0.3
4,942	(1) Autodesk, Inc.	771,446	0.1
50,157	Cognizant Technology Solutions Corp.	2,330,796	0.3
4,164	(1) Dell Technologies, Inc.	164,686	0.0
23,403	Fidelity National Information Services, Inc.	2,846,741	0.4
136,362	HP, Inc.	2,367,244	0.3
423,421	Intel Corp.	22,915,545	3.2
34,655	International Business Machines Corp.	3,844,279	0.5
109,369	(1) Micron Technology, Inc.	4,600,060	0.7
		44,598,350	6.2

	Materials: 2.8%
18,667	Air Products & Chemicals, Inc.	3,726,120	0.5
74,047	Dow, Inc.	2,165,134	0.3
73,340	DowDuPont, Inc.	2,500,894	0.3
53,124	Linde Public Ltd.	9,190,452	1.3
26,281	LyondellBasell Industries NV - Class A	1,304,326	0.2
15,736	PPG Industries, Inc.	1,315,530	0.2
2,274	Southern Copper Corp.	64,036	0.0
		20,266,492	2.8

	Real Estate: 0.9%
72,438	ProLogis, Inc.	5,821,842	0.8
3,539	Public Storage, Inc.	702,881	0.1
3,490	Simon Property Group, Inc.	191,461	0.0
		6,716,184	0.9

	Utilities: 5.1%
48,850	American Electric Power Co., Inc.	3,907,023	0.6
81,289	Dominion Energy, Inc.	5,868,253	0.8
72,035	Duke Energy Corp.	5,826,191	0.8
95,889	Exelon Corp.	3,529,674	0.5
48,299	NextEra Energy, Inc.	11,621,705	1.6
102,893	Southern Co.	5,570,627	0.8
		36,323,473	5.1

	Total Common Stock
	(Cost $806,581,446)	709,628,687	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreements: 0.1%
981,440	(3) Bank of America Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $981,440, collateralized by various U.S. Government Agency Obligations, 3.000%-3.500%, Market Value plus accrued interest $1,001,069, due 12/20/49-03/20/50)
	(Cost $981,440)	981,440	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
3,462,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%
	(Cost $3,462,000)	3,462,000	0.5

	Total Short-Term Investments
	(Cost $4,443,440)	4,443,440	0.6

	Total Investments in Securities (Cost $811,024,886)	$ 714,072,127	99.6
	Assets in Excess of Other Liabilities	2,614,038	0.4
	Net Assets	$ 716,686,165	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$709,628,687	$–	$–	$709,628,687
Short-Term Investments	3,462,000	981,440	–	4,443,440
Total Investments, at fair value	$713,090,687	$981,440	$–	$714,072,127
Other Financial Instruments+
Futures	84,250	–	–	84,250
Total Assets	$713,174,937	$981,440	$–	$714,156,377

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2020, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	38	06/19/20	$4,882,430	$84,250
			$4,882,430	$84,250

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $815,242,309.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$30,045,939
Gross Unrealized Depreciation	(131,131,871)
Net Unrealized Depreciation	$(101,085,932)